Asset and Goodwill Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2025
Impairment of Assets [Abstract]
Schedule of Goodwill

(CAD$ in millions)	Quebrada Blanca	Steelmaking Coal Business	Total
At January 1, 2024	$406	$702	$1,108
Changes in foreign exchange rates	36	—	36
Sale of steelmaking coal business	—	(702)	(702)
At December 31, 2024	$442	$—	$442
Changes in foreign exchange rates	(21)	—	(21)
At December 31, 2025	$421	$—	$421